RELATED PARTY TRANSACTIONS - Founder Shares (Details)			2 Months Ended	9 Months Ended
	Feb. 25, 2021 shares	Dec. 21, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 item $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Share dividend	718,750
Class B Common Stock
Related Party Transaction [Line Items]
Share dividend	0.1
Number Of Shares Subject To Forfeiture			1,031,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		7,187,500
Aggregate purchase price | $		$ 25,000
Share dividend	0.1
Aggregate number of shares owned	7,906,250
Number Of Shares Subject To Forfeiture			1,031,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%		20.00%
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days